Property, equipment and software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	$ 13,109	$ 12,804
Balance at the end of the year	12,888	13,109
Cash outflows on lease	657	679
Net gains / (losses) arising from sale-and-leaseback transactions		140
Internally generated software in progress	1,087
Own use properties in progress	163
Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	26,238	24,431
Additions	2,090	2,312
Disposals / write-offs	(751)	(990)
Reclassifications	(18)	(590)
Foreign currency translation	(445)	1,074
Balance at the end of the year	27,113	26,238
Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	13,129	11,628
Depreciation	2,078	1,997
Impairment	10	72
Disposals / write-offs	(737)	(855)
Reclassifications	(12)	(328)
Foreign currency translation	(243)	616
Balance at the end of the year	14,225	13,129
Owned properties and equipment
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	5,126
Balance at the end of the year	4,976	5,126
Owned properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	13,185
Additions	273
Disposals / write-offs	(430)
Reclassifications	323
Foreign currency translation	(303)
Balance at the end of the year	13,048	13,185
Owned properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	8,060
Depreciation	635
Impairment	9
Disposals / write-offs	(424)
Reclassifications	(12)
Foreign currency translation	(196)
Balance at the end of the year	8,072	8,060
Leased properties and equipment
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	3,167
Balance at the end of the year	2,828	3,167
Leased properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	4,249
Additions	213
Disposals / write-offs	(223)
Reclassifications	0
Foreign currency translation	(66)
Balance at the end of the year	4,174	4,249
Leased properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	1,082
Depreciation	498
Impairment	1
Disposals / write-offs	(215)
Reclassifications	0
Foreign currency translation	(20)
Balance at the end of the year	1,346	1,082
Software
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	3,780
Balance at the end of the year	3,835	3,780
Software | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	7,768
Additions	228
Disposals / write-offs	(98)
Reclassifications	808
Foreign currency translation	(64)
Balance at the end of the year	8,642	7,768
Software | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	3,987
Depreciation	945
Impairment	0
Disposals / write-offs	(98)
Reclassifications	0
Foreign currency translation	(28)
Balance at the end of the year	4,807	3,987
Projects in progress
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	1,036
Balance at the end of the year	1,250	1,036
Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	1,036
Additions	1,376
Disposals / write-offs	0
Reclassifications	(1,149)
Foreign currency translation	(12)
Balance at the end of the year	1,250	1,036
Projects in progress | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	0
Depreciation	0
Impairment	0
Disposals / write-offs	0
Reclassifications	0
Foreign currency translation	0
Balance at the end of the year	0	0
UBS AG
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	11,958	11,826
Balance at the end of the year	11,712	11,958
Net gains / (losses) arising from sale-and-leaseback transactions		140
UBS AG | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	23,785	22,329
Additions	1,789	1,989
Disposals / write-offs	(632)	(867)
Reclassifications	(18)	(590)
Foreign currency translation	(381)	924
Balance at the end of the year	24,542	23,785
UBS AG | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	11,827	10,503
Depreciation	1,835	1,779
Impairment	9	72
Disposals / write-offs	(619)	(735)
Reclassifications	(12)	(328)
Foreign currency translation	(210)	535
Balance at the end of the year	12,830	11,827
UBS AG | Owned properties and equipment
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	4,488
Balance at the end of the year	4,316	4,488
UBS AG | Owned properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	11,676
Additions	162
Disposals / write-offs	(345)
Reclassifications	267
Foreign currency translation	(266)
Balance at the end of the year	11,494	11,676
UBS AG | Owned properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	7,188
Depreciation	507
Impairment	8
Disposals / write-offs	(341)
Reclassifications	(12)
Foreign currency translation	(172)
Balance at the end of the year	7,178	7,188
UBS AG | Leased properties and equipment
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	3,072
Balance at the end of the year	2,722	3,072
Cash outflows on lease	632	652
UBS AG | Leased properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	4,091
Additions	174
Disposals / write-offs	(212)
Reclassifications	0
Foreign currency translation	(59)
Balance at the end of the year	3,994	4,091
UBS AG | Leased properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	1,019
Depreciation	474
Impairment	1
Disposals / write-offs	(204)
Reclassifications	0
Foreign currency translation	(18)
Balance at the end of the year	1,272	1,019
UBS AG | Software
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	3,490
Balance at the end of the year	3,544	3,490
UBS AG | Software | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	7,111
Additions	233
Disposals / write-offs	(75)
Reclassifications	703
Foreign currency translation	(48)
Balance at the end of the year	7,924	7,111
UBS AG | Software | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	3,621
Depreciation	854
Impairment	0
Disposals / write-offs	(75)
Reclassifications	0
Foreign currency translation	(19)
Balance at the end of the year	4,380	3,621
UBS AG | Projects in progress
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	907
Balance at the end of the year	1,130	907
Internally generated software in progress	1,009
Own use properties in progress	121
UBS AG | Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	907
Additions	1,220
Disposals / write-offs	0
Reclassifications	(988)
Foreign currency translation	(9)
Balance at the end of the year	1,130	907
UBS AG | Projects in progress | Accumulated depreciation
Disclosure Of Property Equipment Software [Table]
Balance at the beginning of the year	0
Depreciation	0
Impairment	0
Disposals / write-offs	0
Reclassifications	0
Foreign currency translation	0
Balance at the end of the year	$ 0	$ 0